Statements Of Changes In Net Assets (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATIONS
Net investment income	$ 4,091,164	$ 4,006,456	$ 3,592,379
Net change in unrealized gain (loss) on investments in Partnership	7,604,820	2,753,040	(22,975,538)
Net realized gain (loss) on sale of investments allocated from the Partnership		1,276,007	(2,340,953)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,695,984	8,035,503	(21,724,112)
CAPITAL TRANSACTIONS
Net withdrawals by contract owners	(1,953,771)	(2,162,856)	(4,013,212)
Net withdrawals by Pruco Life Insurance Company	(6,446,130)	(7,601,883)	(167,076)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(8,399,901)	(9,764,739)	(4,180,288)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,296,083	(1,729,236)	(25,904,400)
NET ASSETS
Beginning of period	90,195,199	91,924,435	117,828,835
End of period	$ 93,491,282	$ 90,195,199	$ 91,924,435